UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act file number: 811-21421

NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
(Exact Name of the Registrant as Specified in Charter)

c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

(Address of Principal Executive Office – Zip Code)

            The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (“Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the dates set for the redemption.

(1) Title of Class of Securities of Neuberger Berman Real Estate Securities Income Fund Inc. (“Fund”) to be Redeemed:

Auction Market Preferred Shares, liquidation preference $25,000 per shares, as identified by series and CUSIP in the Table A below (“AMPS”).

Table A

Series	CUSIP	Total Shares To Be Redeemed	Redemption Date
Series A	64190A202	145	March 20, 2009
Series B	64190A608	136	March 23, 2009
Series C	64190A301	145	March 24, 2009
Series D	64190A707	136	March 24, 2009
Series E	64190A806	136	March 25, 2009
Series F	64190A889	136	March 19, 2009
Series G	64190A400	145	March 30, 2009
Series H	64190A509	145	March 18, 2009

(2) Date on Which the Securities are to be Redeemed:

See Table A above for the dates on which the Fund intends to redeem each series of AMPS.

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

The applicable provisions are in Part 1, Section 11 of the Fund’s Articles Supplementary Creating and Fixing the Rights of Auction Preferred Shares.

(4) Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

The Fund intends to redeem the number of AMPS set forth in Table A above. The Fund is advised that The Depository Trust Company (“DTC”), holder of record of the AMPS, will determine by random lottery how the redemption will be allocated among each participant broker-dealer account that holds AMPS and each participant broker-dealer, as nominee for underlying beneficial owners, will determine how any redeemed AMPS will be allocated among those beneficial owners. The procedures used by participant broker-dealer to allocate redeemed AMPS among their clients may differ from each other and from the procedures used by DTC.

* * *

Please note that this notice serves only to disclose a proposed redemption of AMPS. The redemption of AMPS remains subject to certain conditions.

SIGNATURE

     Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf in the City of New York and the State of New York on the 10th day of March, 2009.

Neuberger Berman Real Estate Securities Income Fund Inc.

By:	/s/ Claudia A. Brandon
Name:	Claudia A. Brandon
Title:	Secretary